Provisions	12 Months Ended
Sep. 30, 2025
Provisions Other than Provisions for Employee Benefits [Abstract]
Provisions
19.
PROVISIONS

The development of the provisions are as follows:

	Personnel obligations	Legal	Other	Total
September 30, 2023	17,175	10,136	13,974	41,285
Additions	22,830	—	1,629	24,459
Utilization	(12,243)	—	(11,428)	(23,671)
Reversals	(1,642)	(2,520)	(293)	(4,455)
Transfer to accruals	—	(1,145)	—	(1,145)
Impact of foreign currency translation	(277)	—	(165)	(442)
September 30, 2024	25,843	6,471	3,717	36,031
thereof current	22,908	6,471	1,785	31,164
thereof non-current	2,935	—	1,932	4,867
Additions	25,901	584	4,093	30,578
Utilization	(20,715)	—	(1,879)	(22,594)
Reversals	(2,339)	(438)	(45)	(2,822)
Impact of foreign currency translation	(329)	—	(113)	(442)
September 30, 2025	28,361	6,617	5,773	40,751
thereof current	25,467	6,617	4,254	36,338
thereof non-current	2,894	—	1,519	4,413

Provision for Personnel Obligations

The provision for personnel obligations relates to expected employee benefit obligations. These employee benefit obligations include but are not limited to leave, and annual bonuses. Management recognizes provisions for personnel obligations for recognizable risks and uncertain liabilities and measures these provisions at the settlement amount required in accordance with reasonable commercial judgment.

Provision for Legal

The provision for legal is the estimated contingencies related to litigation with the Company’s counterparties. Management recognizes provisions for legal for recognizable risks and uncertain liabilities and measures these provisions at the settlement amount required in accordance with reasonable commercial judgment (see Note 28 – Commitments and contingencies).

Provision for Other

The provision for other primarily relates to the expected sales returns of damaged goods sold to be repaired. Warranties are subject to the local regulations of the respective sale jurisdiction. Legal warranties for sales made to business customers vary and are subject to terms per contractual agreement. Management recognizes provisions for warranties for recognizable risks and uncertain liabilities and measures these provisions at the settlement amount required in accordance with reasonable commercial judgment.

Additionally, provision for other includes asset retirement obligations from right-of-use assets and onerous contracts.